Borrowings - Non Convertible Promissory Notes Payable (Details) - Non-Convertible Promissory Notes Payable - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 22, 2020
Borrowings
Total principal outstanding		$ 869,690	$ 844,006	$ 902,013
Interest added to principal	$ 28,822	11,551
Plus accrued interest	19,904	16,775	12,252
Total promissory notes payable	921,917	886,465	856,258
Malta loan receipt 1
Borrowings
Total principal outstanding	500,626	491,996	521,816
Malta loan receipt 2
Borrowings
Total principal outstanding	309,106	303,778	$ 322,190
Malta loan receipt 3
Borrowings
Total principal outstanding	$ 63,459	$ 62,365